UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Large Cap Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.3%

Communications - 0.9%
Verizon Communications, Inc.	20,925	1,117,186

Consumer Durables - 0.9%
Electronic Arts, Inc. *	9,900	1,192,851

Consumer Non-Durables - 4.5%
Coca-Cola Co.	13,700	632,803
Estee Lauder Cos., Inc. - Class A	14,675	2,132,571
PepsiCo, Inc.	17,300	1,934,140
VF Corp.	11,000	1,027,950

		5,727,464

Consumer Services - 8.7%
Carnival Corp.	15,400	982,058
Marriott International, Inc.	9,300	1,227,879
McDonald’s Corp.	4,700	786,263
Starbucks Corp.	29,900	1,699,516
Visa, Inc.	31,900	4,787,871
Walt Disney Co.	13,200	1,543,608

		11,027,195

Electronic Technology - 14.1%
Apple, Inc.	42,200	9,526,228
Applied Materials, Inc.	49,700	1,920,905
Arista Networks, Inc. *	2,750	731,115
Broadcom, Inc.	9,000	2,220,570
Ciena Corp. *	28,700	896,588
Intel Corp.	16,800	794,472
NVIDIA Corp.	5,325	1,496,432
Skyworks Solutions, Inc.	4,700	426,337

		18,012,647

Energy Minerals - 1.8%
Chevron Corp.	2,600	317,928
Continental Resources, Inc. *	4,900	334,572
Marathon Petroleum Corp.	15,500	1,239,535
Pioneer Natural Resources Co.	2,300	400,637

		2,292,672

Finance - 6.0%
Bank of America Corp.	32,000	942,720
Chubb, Ltd.	8,650	1,155,986
First Republic Bank	5,700	547,200
Goldman Sachs Group, Inc.	4,800	1,076,352
JPMorgan Chase & Co.	18,800	2,121,392
Prudential Financial, Inc.	7,900	800,428
T Rowe Price Group, Inc.	8,900	971,702

		7,615,780

Health Services - 3.1%
Centene Corp. *	8,500	1,230,630
UnitedHealth Group, Inc.	10,275	2,733,561

		3,964,191

Name of Issuer	Quantity	Fair Value ($)

Health Technology - 6.8%
AbbVie, Inc.	19,900	1,882,142
Boston Scientific Corp. *	43,900	1,690,150
Celgene Corp. *	7,425	664,463
Edwards Lifesciences Corp. *	4,900	853,090
Johnson & Johnson	11,000	1,519,870
Pfizer, Inc.	13,200	581,724
Thermo Fisher Scientific, Inc.	5,850	1,427,868

		8,619,307

Process Industries - 4.1%
DowDuPont, Inc.	21,600	1,389,096
Ecolab, Inc.	12,300	1,928,394
Sherwin-Williams Co.	4,300	1,957,403

		5,274,893

Producer Manufacturing - 9.3%
3M Co.	6,350	1,338,008
Deere & Co.	4,200	631,386
General Dynamics Corp.	3,500	716,520
Honeywell International, Inc.	9,925	1,651,520
Ingersoll-Rand, PLC	12,500	1,278,750
Parker-Hannifin Corp.	8,700	1,600,191
Raytheon Co.	12,125	2,505,753
Rockwell Automation, Inc.	4,925	923,536
United Technologies Corp.	9,000	1,258,290

		11,903,954

Retail Trade - 8.3%
Amazon.com, Inc. *	2,750	5,508,250
Home Depot, Inc.	12,600	2,610,090
TJX Cos., Inc.	14,700	1,646,694
Ulta Beauty, Inc. *	3,000	846,360

		10,611,394

Technology Services - 26.8%
Accenture, PLC	10,975	1,867,945
Adobe Systems, Inc. *	14,200	3,833,290
Alphabet, Inc. - Class A *	1,050	1,267,434
Alphabet, Inc. - Class C *	5,966	7,120,242
Autodesk, Inc. *	8,400	1,311,324
Booking Holdings, Inc. *	965	1,914,560
Cognizant Technology Solutions Corp.	12,400	956,660
Facebook, Inc. *	19,850	3,264,531
Microsoft Corp.	69,100	7,902,967
PayPal Holdings, Inc. *	21,500	1,888,560
Red Hat, Inc. *	6,100	831,308
salesforce.com, Inc. *	13,000	2,067,390

		34,226,211

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Large Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Transportation - 3.5%
Delta Air Lines, Inc.	27,615	1,596,975
FedEx Corp.	6,000	1,444,740
Union Pacific Corp.	8,800	1,432,904

		4,474,619

Utilities - 0.5%
NextEra Energy, Inc.	4,000	670,400

Total Common Stocks (cost: $62,983,567)		126,730,764

Name of Issuer	Quantity	Fair Value ($)
Short-Term Securities - 0.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.95%	722,330	722,330

(cost: $722,330)
Total Investments in Securities - 99.8% (cost: $63,705,897)		127,453,094
Other Assets and Liabilities, net - 0.2%		212,291

Total Net Assets - 100.0%		$127,665,385

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

     PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	126,730,764	—	—	126,730,764
Short-Term Securities	722,330	—	—	722,330
Total:	127,453,094	—	—	127,453,094

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2018 is included with the Fund’s schedule of investments.

At September 30, 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Large Cap Growth	$63,873,554	($126,357)	$63,747,197	$63,705,897

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 24, 2018

By:	/s/Roger J. Sit

Roger J. Sit

Chairman

Date:	October 24, 2018